DOCUMENT AND ENTITY INFORMATION (USD $)	6 Months Ended
	Jun. 28, 2013	Aug. 02, 2013
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE ��
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Jun 28, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Amendment Flag	false
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,477,406
Entity Public Float		$ 0.01

CONSOLIDATED BALANCE SHEETS (Successor [Member], USD $) In Thousands, unless otherwise specified	Jun. 28, 2013	Dec. 28, 2012
Successor [Member]
Current Assets:
Cash and cash equivalents	$ 10,112	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $1,606 and $528)	179,648	157,487
Inventories	264,920	249,551
Prepaid expenses and other current assets	31,097	32,984
Income taxes receivable	12,535	16,643
Deferred income taxes	17,226	17,149
Total current assets	515,538	491,319
Property and equipment, net	60,387	61,747
Goodwill	501,493	501,493
Other intangible assets, net	461,054	476,888
Other assets	9,822	9,586
Total assets	1,548,294	1,541,033
Current Liabilities:
Accounts payable	125,519	113,603
Accrued expenses and other current liabilities	47,917	49,378
Accrued interest	19,787	18,230
Current portion of capital leases	362	521
Total current liabilities	193,585	181,732
Long-Term Liabilities:
Deferred income taxes	174,808	182,164
Long-term debt, net of current portion	814,945	813,994
Capital leases, net of current portion	102	226
Other liabilities	4,828	5,447
Total liabilities	1,188,268	1,183,563
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,477,406 issued and outstanding as of June 28, 2013, and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	389,214	385,932
Accumulated deficit	(28,752)	(28,444)
Accumulated other comprehensive loss	(451)	(33)
Total stockholders' equity	360,026	357,470
Total liabilities and stockholders' equity	$ 1,548,294	$ 1,541,033

CONSOLIDATED BALANCE SHEETS (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Jun. 28, 2013	Dec. 28, 2012
Successor [Member]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 1,606	$ 528
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,477,406	1,474,464
Common stock, shares outstanding (in shares)	1,477,406	1,474,464

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Jun. 28, 2013	Jun. 29, 2012
Operating Expenses:
Comprehensive income (loss)	$ 908	$ 8,862	$ (726)	$ 16,474
Successor [Member]
Net sales	405,706		786,459
Cost of sales	267,373		516,430
Gross profit	138,333		270,029
Operating Expenses:
Selling, general and administrative expenses	108,056		217,236
Depreciation and amortization	12,694		25,052
Merger related expenses	189		972
Total operating expenses	120,939		243,260
Operating income (loss)	17,394		26,769
Interest expense	(15,779)		(31,603)
Interest and other income	271		801
Income (loss) before income taxes	1,886		(4,033)
Income tax provision (benefit)	714		(3,725)
Net income (loss)	1,172		(308)
Foreign currency translation adjustments	(264)	(159)	(418)	(12)
Comprehensive income (loss)	908		(726)
Predecessor [Member]
Net sales		334,821		648,403
Cost of sales		213,768		411,739
Gross profit		121,053		236,664
Operating Expenses:
Selling, general and administrative expenses		91,972		183,489
Depreciation and amortization		6,351		12,659
Merger related expenses		2,185		2,185
Total operating expenses		100,508		198,333
Operating income (loss)		20,545		38,331
Interest expense		(6,056)		(12,102)
Interest and other income		420		1,012
Income (loss) before income taxes		14,909		27,241
Income tax provision (benefit)		5,888		10,755
Net income (loss)		9,021		16,486
Foreign currency translation adjustments		(159)		(12)
Comprehensive income (loss)		$ 8,862		$ 16,474

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net income (loss)	$ (308)	$ 16,486
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and Amortization	25,052	12,659
Amortization of deferred lease incentive obligation	(423)	(401)
Amortization of deferred debt financing costs	1,873	701
Amortization of OpCo Notes fair value adjustment	(1,549)	0
Share-based compensation	2,532	2,668
Excess tax benefits from share-based compensation	0	(1,082)
Deferred income taxes	(7,431)	1,625
Provision for doubtful accounts	1,214	594
Gain on disposal of property and equipment	(1)	(91)
Other	(162)	(227)
Changes in assets and liabilities:
Accounts receivable - trade	(23,461)	(20,464)
Inventories	(15,518)	(2,253)
Prepaid expenses and other current assets	1,880	3,772
Other assets	(74)	(23)
Accounts payable	12,693	(7,765)
Accrued expenses and other current liabilities	(1,633)	848
Accrued interest	1,557	45
Income taxes	4,104	1,418
Other liabilities	(198)	(14)
Net cash provided by (used in) operating activities	147	8,496
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(10,595)	(7,670)
Net cash used in investing activities	(10,595)	(7,670)
Cash Flows from Financing Activities:
Increase (decrease) in purchase card payable, net	472	(1,781)
Proceeds from ABL Facility	74,000	0
Payments on ABL Facility	(71,500)	0
Payment of debt financing costs	178	1
Payments on capital lease obligations	(282)	(354)
Proceeds from issuance of common stock	750	0
Proceeds from stock options exercised	0	2,170
Excess tax benefits from share-based compensation	0	1,082
Purchases of treasury stock	0	(1,448)
Net cash provided by (used in) financing activities	3,262	(332)
Effect of exchange rate changes on cash and cash equivalents	(207)	(11)
Net (decrease) increase in cash and cash equivalents	(7,393)	483
Cash and cash equivalents at beginning of period	17,505	97,099
Cash and cash equivalents at end of period	10,112	97,582
Cash paid (received) during the period for:
Interest	29,662	11,277
Income taxes (refunds) payments, net	$ (399)	$ 7,681

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Interline Brands, Inc., a Delaware corporation, and its subsidiaries (“Interline” or the “Company”) is a leading national distributor and direct marketer of broad-line maintenance, repair and operations (“MRO”) products into the facilities maintenance end-market. The Company sells janitorial and sanitation (“JanSan”) supplies, plumbing, hardware, heating, ventilation and air conditioning (“HVAC”), electrical, appliances, security, and other MRO products. Interline’s diverse customer base of over 100,000 customers consists of institutions, such as educational, lodging, health care, and government facilities; multi-family housing, such as apartment complexes; and residential, such as professional contractors, and plumbing and hardware retailers. Interline's customers range in size from individual contractors and independent hardware stores to apartment management companies and national purchasing groups.

The Company markets and sells its products primarily through fourteen distinct and targeted brands. The Company utilizes a variety of sales channels, including a direct sales force, telesales representatives, a direct marketing program consisting of catalogs and promotional flyers, brand-specific websites and a national accounts sales program. The Company delivers its products through its network of distribution centers and professional contractor showrooms located throughout the United States, Canada and Puerto Rico, vendor managed inventory locations at large professional contractor and institutional customer locations and its dedicated fleet of trucks and third-party carriers. Through its broad distribution network, the Company is able to provide next-day delivery service to approximately 98% of the U.S. population and same-day delivery service to most major metropolitan markets in the U.S.

Interline Brands, Inc. is the holding company of the Interline group of businesses, including its principal operating subsidiary, Interline Brands, Inc., a New Jersey corporation (“Interline New Jersey”).

Basis of Presentation

On September 7, 2012 (the "Merger Date"), pursuant to an Agreement and Plan of Merger (the "Merger Agreement") dated as of May 29, 2012, Isabelle Holding Company Inc., a Delaware corporation (“Parent”), and Isabelle Acquisition Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Parent (“Merger Sub”), merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Parent. Immediately following the effective time of the Merger, Parent was merged with and into the Company, with the Company surviving (the "Second Merger"). Under the Merger Agreement, stockholders of the Company received $25.50 in cash for each share of Company common stock. Simultaneously with the closing of the Merger, the following occurred: the funding of the new senior secured asset-based revolving credit facility (the "ABL Facility"), the modification of the $300.0 million senior subordinated notes due 2018 (the “OpCo Notes”), the release of the net proceeds of the $365.0 million aggregate principal amount of senior notes from escrow (the "HoldCo Notes"), and the termination of the Company's previous asset-based revolving credit facility. Prior to the Merger Date, the Company operated as a public company with its common stock traded on the New York Stock Exchange. As a result of the Merger, Interline's common stock became privately-held.

The Merger has been accounted for in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for business combinations and accordingly, the Company's assets and liabilities were recorded using their fair values as of September 7, 2012.

Although the Company continued as the same legal entity after the Merger, since the financial statements are not comparable as a result of acquisition accounting, the accompanying consolidated financial statements are presented for two periods: the period prior to the Merger ("Predecessor") and the period subsequent to the Merger ("Successor").

The accompanying unaudited interim consolidated financial statements include the accounts of Interline Brands, Inc. and all of its wholly-owned subsidiaries. These statements have been prepared in accordance with US GAAP and instructions to the Quarterly Report on Form 10-Q and Article 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnote disclosures normally included in financial statements included in the Company’s Annual Report on Form 10-K have been condensed or omitted. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2012 filed with the SEC.

All adjustments, consisting of normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented have been recorded. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year.

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation reserves for accounts receivable and income taxes, lower of cost or market and obsolescence reserves for inventory, reserves for self-insurance programs, purchase accounting adjustments, and valuation of goodwill and other intangible assets. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosure about how fair value is determined for assets and liabilities is based on a hierarchy established from the significant levels of inputs as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;

Level 2	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximate the carrying amount because of the short maturities of these items.

The fair value of the Company’s ABL Facility, OpCo Notes, and HoldCo Notes is determined by quoted market prices and other inputs that are observable for these liabilities, which are Level 2 inputs. The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of June 28, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	June 28, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$130,000	$130,113	$127,500	$127,636
OpCo Notes	$319,945	$315,000	$321,494	$322,500
HoldCo Notes	$365,000	$392,375	$365,000	$394,200

Segment Information

The Company has one operating segment and, therefore, one reportable segment, the distribution of MRO products into the facilities maintenance end-market. The Company’s revenues and assets outside the United States are not significant. The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
Product Category(1)	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
JanSan	$188,467	$121,275	$367,668	$234,944
Plumbing	70,215	70,301	141,681	141,340
Hardware, tools and fixtures	31,978	31,274	61,946	60,060
HVAC	36,871	35,345	61,814	61,330
Electrical and lighting	20,499	20,629	40,911	40,700
Appliances and parts	19,518	19,072	37,323	36,668
Security and safety	16,558	15,803	33,330	32,144
Other	21,600	21,122	41,786	41,217
Total	$405,706	$334,821	$786,459	$648,403
     ____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.

Recently Issued Accounting Guidance

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-04, Liabilities (Topic 405) - Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date ("ASU 2013-04"). The objective of the amendments in this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing US GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement amount its co-obligors, plus any additional amount the entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligations as well as other information about those obligations. The amendments in ASU 2013-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be retrospectively applied to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU's scope that exist at the beginning of an entity's fiscal year of adoption. An entity may elect to use hindsight for the comparative periods, and should disclose that fact. Early adoption is permitted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05"). The amendments contained within this guidance clarify the applicable guidance for the release of the cumulative translation adjustment under current US GAAP when an entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter, with early adoption permitted. The amendments should be applied prospectively to derecognition events occurring after the effective date, and prior periods should not be adjusted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). The objective of this ASU is to eliminate the diversity in practice on how entities present unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. ASU 2013-11 will require entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset (with certain exceptions) for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The amendments in ASU 2013-11 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, with early adoption permitted. The amendments should be applied prospectively, although retrospective application is permitted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

Recently Adopted Accounting Guidance

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350). The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible assets and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. Effective December 29, 2012, the Company adopted the impairment testing guidance, which did not have a material impact on the Company's consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections. This ASU amends (1) various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No.114, (2) the SEC's Final Rule, Technical Amendments to Commission Rules and Forms Related to the FASB's Accounting Standards Codification, Release Nos. 33-9250, 34-65052, and IC-29748 August 8, 2011, and (3) Corrections Related to FASB ASU 2010-22, Accounting for Various Topics. The objectives of these amendments are to update expired accounting standard references and reference the International Financial Reporting Standards (IFRS) as an appropriate framework of standards and compliance for certain disclosure requirements. Effective December 29, 2012, the Company adopted the amendments, which did not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this ASU is to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI") by requiring an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of AOCI by component. Effective December 29, 2012, the Company adopted the amendments, which did not have a material impact on the Company's consolidated financial statements.

ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 28, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company’s trade receivables are exposed to credit risk. The majority of the markets served by the Company are comprised of numerous individual accounts, none of which is individually significant. The Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated bad debt losses. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at June 28, 2013
$528	$1,214	$(136)	$1,606

MERGER (Notes) (Merger Agreement [Member])	6 Months Ended
Jun. 28, 2013
Merger Agreement [Member]
Business Acquisition [Line Items]
Business Combination Disclosure [Text Block]
MERGER

The Merger resulted in a significant change in ownership and was accounted for using the acquisition method under Accounting Standards Codification Topic 805, Business Combinations. Under the acquisition method, the preliminary purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill.

The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	(112,277)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$796,437

The preliminary allocation of purchase price to intangible assets as of September 7, 2012 was determined based primarily upon assumptions related to future cash flows, discount and royalty rates, and customer attrition rates. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties, these values are not yet finalized, but will be no later than one year from the date of the Merger transaction. In accordance with purchase accounting guidance, changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results.

The values above include a revision to correctly present deferred taxes as of the Merger Date. The impact of this change has been deemed immaterial to the consolidated financial position, results of operations, and cash flows. The December 28, 2012 balances included in the consolidated balance sheets have been revised to include the effect of the adjustment.

ACQUISITION (JanPak, Inc. [Member])	6 Months Ended
Jun. 28, 2013
JanPak, Inc. [Member]
Business Acquisition [Line Items]
Business Combination Disclosure [Text Block]
ACQUISITION

On December 11, 2012, Interline New Jersey acquired all of the outstanding stock of JanPak, Inc. ("JanPak") for $82.5 million in cash, subject to working capital and other closing adjustments. JanPak, which is headquartered in Davidson, North Carolina, is a large regional distributor of janitorial and sanitation supplies and packaging products, primarily serving property management and building service contractors as well as manufacturing, health care and educational facilities through 16 distribution centers across the Southeast and South Central United States. This acquisition represents an expansion of the Company's offering of JanSan products in the Southeastern, Mid-Atlantic, and South Central United States.

In accordance with the purchase method of accounting, the acquired net assets were recorded at preliminary fair value at the date of acquisition. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties, these values are not yet finalized, but will be no later than one year from the date of the transaction.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,765
Inventories	20,460
Other current assets	4,462
Property and equipment	4,822
Goodwill	18,179
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

In accordance with purchase accounting guidance, changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results. The values above include measurement period adjustments recorded in the six months ended June 28, 2013 to primarily revise the fair value of the acquired inventories and other receivables. The December 28, 2012 balances included in the consolidated balance sheets have been revised to include the effect of the measurement period adjustments.

SHARE-BASED COMPENSATION	6 Months Ended
Jun. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
Share-based compensation expense	$1,298	$1,499	$2,532	$2,668

As of June 28, 2013, there was $13.9 million of total unrecognized share-based compensation expense related to unvested share-based payment awards. The expense is expected to be recognized over a weighted-average period of 3.9 years.

During the three months ended June 28, 2013, the Company granted 4,348 time-based option awards with a weighted-average grant date fair value of $123.39 and 4,348 performance-based stock option awards, with a weighted-average grant date fair value of $122.03, under the Interline Brands, Inc. 2012 Option Plan (the "2012 Plan"). During the three months ended June 29, 2012, the Company granted 34,328 stock options, with a weighted-average grant date fair value of $7.14, under the 2004 Equity Incentive Plan (the "2004 Plan").

During the six months ended June 28, 2013, the Company granted 8,860 time-based option awards with a weighted-average grant date fair value of $123.55 and 4,939 performance-based stock option awards, with a weighted-average grant date fair value of $121.96, under the 2012 Plan. During the six months ended June 29, 2012, the Company granted 241,489 stock options, with a weighted-average grant date fair value of $7.84, under the 2004 Plan.

See Note 14 of the 2012 Annual Report on Form 10-K for a description of the 2004 and 2012 Plans. The fair values of stock options were estimated at the date of grant using the Black-Scholes option-pricing model. The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor	Successor		Predecessor
	For the Three Months Ended June 28, 2013		For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013		For the Six Months Ended June 29, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A	$255.00	$255.00	N/A
Expected volatility	48.6%	48.9%	43.5%	48.6%	49.0%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.1%	1.1%	0.8%	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.3	5.0	6.5	6.3	5.0

A summary of stock options activity under the 2012 Plan for the six months ended June 28, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	13,799	$255.00
Forfeited	1,266	$255.00
Outstanding at June 28, 2013	211,286	$221.81	7.6	$7,013
Vested or expected to vest at June 28, 2013	209,381	$221.51	7.6	$7,013
Exercisable at June 28, 2013	65,079	$147.24	3.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the three months ended June 28, 2013, there were no stock options exercised. During the three months ended June 29, 2012, there were 78,610 stock options exercised with an intrinsic value of $0.6 million.

During the six months ended June 28, 2013, there were no stock options exercised. During the six months ended June 29, 2012, there were 155,369 stock options exercised with an intrinsic value of $1.4 million.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Contingent Liabilities

As of June 28, 2013 and December 28, 2012, the Company was contingently liable for outstanding letters of credit aggregating to $8.7 million and $8.9 million, respectively.

Legal Proceedings

On May 10, 2011, the Company was named as a defendant in the case of Craftwood Lumber Company, an Illinois corporation, individually and on behalf of all others similarly situated v. Interline Brands, Inc., a Delaware corporation, and Interline Brands, Inc. a New Jersey corporation, filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, and subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent thousands of unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). At the time of filing the initial complaint in state court, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company. The plaintiff is seeking preliminary and permanent injunctive relief enjoining the Company from violating the TCPA, as well as statutory damages of $500 (or $1,500 if such violations are found to have been willful) for each fax transmission found to be in violation of the TCPA. Other reported TCPA claims have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. Accordingly, the Company cannot reasonably estimate the amount of loss, if any, arising from this matter. As such, no provision has been recorded in the financial statements for this claim as of June 28, 2013. The Company is vigorously contesting class action certification and liability, and will continue to evaluate its defenses based upon its internal review, advice from external legal counsel and investigation of prior events, new information, and future circumstances.

The Company is involved in various other legal proceedings in the ordinary course of its business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect upon the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.

GUARANTOR SUBSIDIARIES	6 Months Ended
Jun. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and the majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. Through June 28, 2013, dividends totaling $15.0 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive income (loss), and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below, for all financial statement periods presented, reflects the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which was recorded at fair value at the date of acquisition. In the Successor periods, certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$980	$7,401	$1,731	$—	$10,112
Accounts receivable - trade, net	—	153,758	25,890	—	179,648
Inventories	—	241,394	23,526	—	264,920
Intercompany receivable	18,074	—	8,856	(26,930)	—
Other current assets	25,964	44,234	3,271	(12,611)	60,858
Total current assets	45,018	446,787	63,274	(39,541)	515,538

Property and equipment, net	—	56,169	4,218	—	60,387
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	15,240	130,520	32,394	282,900	461,054
Investment in subsidiaries	796,948	102,091	—	(899,039)	—
Other assets	—	2,356	7,804	(338)	9,822
Total assets	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$112,304	$13,215	$—	$125,519
Accrued expenses and other current liabilities	16,915	56,003	10,454	(15,668)	67,704
Intercompany payable	—	26,930	—	(26,930)	—
Current portion of capital leases	—	362	—	—	362
Total current liabilities	16,915	195,599	23,669	(42,598)	193,585

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	430,102	—	19,945	815,047
Other liabilities	115,265	66,953	109	(2,691)	179,636
Total liabilities	497,180	692,654	23,778	(25,344)	1,188,268

Stockholders' equity	360,026	391,294	102,091	(493,385)	360,026
Total liabilities and stockholders' equity	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,218	—	157,487
Inventories	—	225,829	23,722	—	249,551
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,545	(170)	66,776
Total current assets	57,943	403,076	53,732	(23,432)	491,319

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$342,862	$62,844	$—	$405,706
Cost of sales	—	220,019	47,354	—	267,373
Gross profit	—	122,843	15,490	—	138,333

Operating Expenses:
Selling, general and administrative expenses	101	100,458	7,293	204	108,056
Depreciation and amortization	—	6,815	459	5,420	12,694
Merger related expenses	45	144	—	—	189
Operating (loss) income	(146)	15,426	7,738	(5,624)	17,394

Equity earnings of subsidiaries	(5,384)	(5,140)	—	10,524	—

Interest and other (expense) income, net	(9,641)	(7,438)	611	960	(15,508)
(Loss) income before income taxes	(4,403)	13,128	8,349	(15,188)	1,886
Income tax (benefit) provision	(5,575)	3,080	3,209	—	714
Net income	1,172	10,048	5,140	(15,188)	1,172
Other comprehensive loss	(264)	(264)	—	264	(264)
Comprehensive income	$908	$9,784	$5,140	$(14,924)	$908
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$334,821	$—	$—	$334,821
Cost of sales	—	213,768	—	—	213,768
Gross profit	—	121,053	—	—	121,053

Operating Expenses:
Selling, general and administrative expenses	—	96,984	7	(5,019)	91,972
Depreciation and amortization	—	6,351	—	—	6,351
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(5,019)	5,019	—
Operating income	—	15,533	5,012	—	20,545

Equity earnings of subsidiaries	(9,021)	(3,680)	—	12,701	—

Interest and other (expense) income, net	—	(6,460)	824	—	(5,636)
Income before income taxes	9,021	12,753	5,836	(12,701)	14,909
Income tax provision	—	3,732	2,156	—	5,888
Net income	9,021	9,021	3,680	(12,701)	9,021
Preferred stock dividends	—	(36,091)	—	36,091	—
Net income (loss) attributable to common stockholders	9,021	(27,070)	3,680	23,390	9,021
Other comprehensive loss	—	(159)	—	—	(159)
Comprehensive income (loss)	$9,021	$(27,229)	$3,680	$23,390	$8,862
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE SIX MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$664,156	$122,303	$—	$786,459
Cost of sales	—	424,086	92,344	—	516,430
Gross profit	—	240,070	29,959	—	270,029

Operating Expenses:
Selling, general and administrative expenses	131	201,904	14,775	426	217,236
Depreciation and amortization	—	13,534	884	10,634	25,052
Merger related expenses	55	917	—	—	972
Operating (loss) income	(186)	23,715	14,300	(11,060)	26,769

Equity earnings of subsidiaries	(6,568)	(9,911)	—	16,479	—

Interest and other (expense) income, net	(19,258)	(14,908)	1,461	1,903	(30,802)
(Loss) income before income taxes	(12,876)	18,718	15,761	(25,636)	(4,033)
Income tax (benefit) provision	(12,568)	2,993	5,850	—	(3,725)
Net (loss) income	(308)	15,725	9,911	(25,636)	(308)
Other comprehensive loss	(418)	(418)	—	418	(418)
Comprehensive (loss) income	$(726)	$15,307	$9,911	$(25,218)	$(726)

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE SIX MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$648,403	$—	$—	$648,403
Cost of sales	—	411,739	—	—	411,739
Gross profit	—	236,664	—	—	236,664

Operating Expenses:
Selling, general and administrative expenses	—	193,199	8	(9,718)	183,489
Depreciation and amortization	—	12,659	—	—	12,659
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(9,718)	9,718	—
Operating income	—	28,621	9,710	—	38,331

Equity earnings of subsidiaries	(16,486)	(7,266)	—	23,752	—

Interest and other (expense) income, net	—	(12,818)	1,728	—	(11,090)
Income before income taxes	16,486	23,069	11,438	(23,752)	27,241
Income tax provision	—	6,583	4,172	—	10,755
Net income	16,486	16,486	7,266	(23,752)	16,486
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	16,486	(54,479)	7,266	47,213	16,486
Other comprehensive loss	—	(12)	—	—	(12)
Comprehensive income (loss)	$16,486	$(54,491)	$7,266	$47,213	$16,474
_________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(10,207)	$(11,988)	$22,342	$—	$147
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(10,355)	(240)	—	(10,595)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(10,355)	(240)	(15,000)	(10,595)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	472	—	—	472
Proceeds from ABL Facility	—	74,000	—	—	74,000
Payments on ABL Facility	—	(71,500)	—	—	(71,500)
Payment of debt financing costs	(178)	—	—	—	(178)
Payments on capital lease obligations	—	(282)	—	—	(282)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	(5,840)	28,458	(22,618)	—	—
Net cash (used in) provided by financing activities	(5,268)	16,148	(22,618)	15,000	3,262
Effect of exchange rate changes on cash and cash equivalents	—	(207)	—	—	(207)
Net decrease in cash and cash equivalents	(475)	(6,402)	(516)	—	(7,393)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$980	$7,401	$1,731	$—	$10,112

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$714	$7,782	$—	$8,496
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(7,670)	—	—	(7,670)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	7,749	—	(7,749)	—
Net cash provided by (used in) investing activities	1,439	79	—	(9,188)	(7,670)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(1,781)	—	—	(1,781)
Payments on capital lease obligations	—	(354)	—	—	(354)
Purchases of treasury stock	(1,439)	(9)	—	—	(1,448)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	3,251	(7,749)	7,749	3,251
Net cash used in financing activities	(1,439)	(332)	(7,749)	9,188	(332)
Effect of exchange rate changes on cash and cash equivalents	—	(11)	—	—	(11)
Net increase in cash and cash equivalents	—	450	33	—	483
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$97,511	$71	$—	$97,582

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value, by Balance Sheet Grouping (Tables)	6 Months Ended
Jun. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of June 28, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	June 28, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$130,000	$130,113	$127,500	$127,636
OpCo Notes	$319,945	$315,000	$321,494	$322,500
HoldCo Notes	$365,000	$392,375	$365,000	$394,200

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Revenue from External Customers by Product Cateogry (Tables)	6 Months Ended
Jun. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
Product Category(1)	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
JanSan	$188,467	$121,275	$367,668	$234,944
Plumbing	70,215	70,301	141,681	141,340
Hardware, tools and fixtures	31,978	31,274	61,946	60,060
HVAC	36,871	35,345	61,814	61,330
Electrical and lighting	20,499	20,629	40,911	40,700
Appliances and parts	19,518	19,072	37,323	36,668
Security and safety	16,558	15,803	33,330	32,144
Other	21,600	21,122	41,786	41,217
Total	$405,706	$334,821	$786,459	$648,403
     ____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.

ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 28, 2013
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at June 28, 2013
$528	$1,214	$(136)	$1,606

MERGER (Tables) (Merger Agreement [Member])	6 Months Ended
Jun. 28, 2013
Merger Agreement [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	(112,277)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$796,437

ACQUISITION (Tables) (JanPak, Inc. [Member])	6 Months Ended
Jun. 28, 2013
JanPak, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,765
Inventories	20,460
Other current assets	4,462
Property and equipment	4,822
Goodwill	18,179
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 28, 2013
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
Share-based compensation expense	$1,298	$1,499	$2,532	$2,668

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor	Successor		Predecessor
	For the Three Months Ended June 28, 2013		For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013		For the Six Months Ended June 29, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A	$255.00	$255.00	N/A
Expected volatility	48.6%	48.9%	43.5%	48.6%	49.0%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.1%	1.1%	0.8%	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.3	5.0	6.5	6.3	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan for the six months ended June 28, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	13,799	$255.00
Forfeited	1,266	$255.00
Outstanding at June 28, 2013	211,286	$221.81	7.6	$7,013
Vested or expected to vest at June 28, 2013	209,381	$221.51	7.6	$7,013
Exercisable at June 28, 2013	65,079	$147.24	3.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

GUARANTOR SUBSIDIARIES (Tables)	6 Months Ended
Jun. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$980	$7,401	$1,731	$—	$10,112
Accounts receivable - trade, net	—	153,758	25,890	—	179,648
Inventories	—	241,394	23,526	—	264,920
Intercompany receivable	18,074	—	8,856	(26,930)	—
Other current assets	25,964	44,234	3,271	(12,611)	60,858
Total current assets	45,018	446,787	63,274	(39,541)	515,538

Property and equipment, net	—	56,169	4,218	—	60,387
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	15,240	130,520	32,394	282,900	461,054
Investment in subsidiaries	796,948	102,091	—	(899,039)	—
Other assets	—	2,356	7,804	(338)	9,822
Total assets	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$112,304	$13,215	$—	$125,519
Accrued expenses and other current liabilities	16,915	56,003	10,454	(15,668)	67,704
Intercompany payable	—	26,930	—	(26,930)	—
Current portion of capital leases	—	362	—	—	362
Total current liabilities	16,915	195,599	23,669	(42,598)	193,585

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	430,102	—	19,945	815,047
Other liabilities	115,265	66,953	109	(2,691)	179,636
Total liabilities	497,180	692,654	23,778	(25,344)	1,188,268

Stockholders' equity	360,026	391,294	102,091	(493,385)	360,026
Total liabilities and stockholders' equity	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,218	—	157,487
Inventories	—	225,829	23,722	—	249,551
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,545	(170)	66,776
Total current assets	57,943	403,076	53,732	(23,432)	491,319

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

Schedule of Condensed Income Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$342,862	$62,844	$—	$405,706
Cost of sales	—	220,019	47,354	—	267,373
Gross profit	—	122,843	15,490	—	138,333

Operating Expenses:
Selling, general and administrative expenses	101	100,458	7,293	204	108,056
Depreciation and amortization	—	6,815	459	5,420	12,694
Merger related expenses	45	144	—	—	189
Operating (loss) income	(146)	15,426	7,738	(5,624)	17,394

Equity earnings of subsidiaries	(5,384)	(5,140)	—	10,524	—

Interest and other (expense) income, net	(9,641)	(7,438)	611	960	(15,508)
(Loss) income before income taxes	(4,403)	13,128	8,349	(15,188)	1,886
Income tax (benefit) provision	(5,575)	3,080	3,209	—	714
Net income	1,172	10,048	5,140	(15,188)	1,172
Other comprehensive loss	(264)	(264)	—	264	(264)
Comprehensive income	$908	$9,784	$5,140	$(14,924)	$908
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$334,821	$—	$—	$334,821
Cost of sales	—	213,768	—	—	213,768
Gross profit	—	121,053	—	—	121,053

Operating Expenses:
Selling, general and administrative expenses	—	96,984	7	(5,019)	91,972
Depreciation and amortization	—	6,351	—	—	6,351
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(5,019)	5,019	—
Operating income	—	15,533	5,012	—	20,545

Equity earnings of subsidiaries	(9,021)	(3,680)	—	12,701	—

Interest and other (expense) income, net	—	(6,460)	824	—	(5,636)
Income before income taxes	9,021	12,753	5,836	(12,701)	14,909
Income tax provision	—	3,732	2,156	—	5,888
Net income	9,021	9,021	3,680	(12,701)	9,021
Preferred stock dividends	—	(36,091)	—	36,091	—
Net income (loss) attributable to common stockholders	9,021	(27,070)	3,680	23,390	9,021
Other comprehensive loss	—	(159)	—	—	(159)
Comprehensive income (loss)	$9,021	$(27,229)	$3,680	$23,390	$8,862
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$664,156	$122,303	$—	$786,459
Cost of sales	—	424,086	92,344	—	516,430
Gross profit	—	240,070	29,959	—	270,029

Operating Expenses:
Selling, general and administrative expenses	131	201,904	14,775	426	217,236
Depreciation and amortization	—	13,534	884	10,634	25,052
Merger related expenses	55	917	—	—	972
Operating (loss) income	(186)	23,715	14,300	(11,060)	26,769

Equity earnings of subsidiaries	(6,568)	(9,911)	—	16,479	—

Interest and other (expense) income, net	(19,258)	(14,908)	1,461	1,903	(30,802)
(Loss) income before income taxes	(12,876)	18,718	15,761	(25,636)	(4,033)
Income tax (benefit) provision	(12,568)	2,993	5,850	—	(3,725)
Net (loss) income	(308)	15,725	9,911	(25,636)	(308)
Other comprehensive loss	(418)	(418)	—	418	(418)
Comprehensive (loss) income	$(726)	$15,307	$9,911	$(25,218)	$(726)

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$648,403	$—	$—	$648,403
Cost of sales	—	411,739	—	—	411,739
Gross profit	—	236,664	—	—	236,664

Operating Expenses:
Selling, general and administrative expenses	—	193,199	8	(9,718)	183,489
Depreciation and amortization	—	12,659	—	—	12,659
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(9,718)	9,718	—
Operating income	—	28,621	9,710	—	38,331

Equity earnings of subsidiaries	(16,486)	(7,266)	—	23,752	—

Interest and other (expense) income, net	—	(12,818)	1,728	—	(11,090)
Income before income taxes	16,486	23,069	11,438	(23,752)	27,241
Income tax provision	—	6,583	4,172	—	10,755
Net income	16,486	16,486	7,266	(23,752)	16,486
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	16,486	(54,479)	7,266	47,213	16,486
Other comprehensive loss	—	(12)	—	—	(12)
Comprehensive income (loss)	$16,486	$(54,491)	$7,266	$47,213	$16,474
_________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

Schedule of Condensed Cash Flow Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(10,207)	$(11,988)	$22,342	$—	$147
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(10,355)	(240)	—	(10,595)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(10,355)	(240)	(15,000)	(10,595)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	472	—	—	472
Proceeds from ABL Facility	—	74,000	—	—	74,000
Payments on ABL Facility	—	(71,500)	—	—	(71,500)
Payment of debt financing costs	(178)	—	—	—	(178)
Payments on capital lease obligations	—	(282)	—	—	(282)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	(5,840)	28,458	(22,618)	—	—
Net cash (used in) provided by financing activities	(5,268)	16,148	(22,618)	15,000	3,262
Effect of exchange rate changes on cash and cash equivalents	—	(207)	—	—	(207)
Net decrease in cash and cash equivalents	(475)	(6,402)	(516)	—	(7,393)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$980	$7,401	$1,731	$—	$10,112

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$714	$7,782	$—	$8,496
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(7,670)	—	—	(7,670)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	7,749	—	(7,749)	—
Net cash provided by (used in) investing activities	1,439	79	—	(9,188)	(7,670)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(1,781)	—	—	(1,781)
Payments on capital lease obligations	—	(354)	—	—	(354)
Purchases of treasury stock	(1,439)	(9)	—	—	(1,448)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	3,251	(7,749)	7,749	3,251
Net cash used in financing activities	(1,439)	(332)	(7,749)	9,188	(332)
Effect of exchange rate changes on cash and cash equivalents	—	(11)	—	—	(11)
Net increase in cash and cash equivalents	—	450	33	—	483
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$97,511	$71	$—	$97,582

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013 Segment Customer Brands	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 OpCo Notes [Member] Merger Agreement [Member]	Sep. 07, 2012 HoldCo Notes [Member] Merger Agreement [Member]	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member] JanSan [Member]	Jun. 28, 2013 Successor [Member] JanSan [Member]	Jun. 28, 2013 Successor [Member] Plumbing [Member]	Jun. 28, 2013 Successor [Member] Plumbing [Member]	Jun. 28, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Jun. 28, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Jun. 28, 2013 Successor [Member] HVAC [Member]	Jun. 28, 2013 Successor [Member] HVAC [Member]	Jun. 28, 2013 Successor [Member] Electrical and Lighting [Member]	Jun. 28, 2013 Successor [Member] Electrical and Lighting [Member]	Jun. 28, 2013 Successor [Member] Appliances and Parts [Member]	Jun. 28, 2013 Successor [Member] Appliances and Parts [Member]	Jun. 28, 2013 Successor [Member] Security and Safety [Member]	Jun. 28, 2013 Successor [Member] Security and Safety [Member]	Jun. 28, 2013 Successor [Member] Other Products [Member]	Jun. 28, 2013 Successor [Member] Other Products [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member] JanSan [Member]	Jun. 29, 2012 Predecessor [Member] JanSan [Member]	Jun. 29, 2012 Predecessor [Member] Plumbing [Member]	Jun. 29, 2012 Predecessor [Member] Plumbing [Member]	Jun. 29, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Jun. 29, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Jun. 29, 2012 Predecessor [Member] HVAC [Member]	Jun. 29, 2012 Predecessor [Member] HVAC [Member]	Jun. 29, 2012 Predecessor [Member] Electrical and Lighting [Member]	Jun. 29, 2012 Predecessor [Member] Electrical and Lighting [Member]	Jun. 29, 2012 Predecessor [Member] Appliances and Parts [Member]	Jun. 29, 2012 Predecessor [Member] Appliances and Parts [Member]	Jun. 29, 2012 Predecessor [Member] Security and Safety [Member]	Jun. 29, 2012 Predecessor [Member] Security and Safety [Member]	Jun. 29, 2012 Predecessor [Member] Other Products [Member]	Jun. 29, 2012 Predecessor [Member] Other Products [Member]	Jun. 28, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Jun. 28, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Jun. 28, 2013 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5
Long-term Debt			$ 300,000,000	$ 365,000,000
Long-term Debt, Fair Value																																									130,000,000	127,500,000	130,113,000	127,636,000	365,000,000	365,000,000	392,375,000	394,200,000	319,945,000	321,494,000	315,000,000	322,500,000
Number of Operating Segments	1
Number of Reportable Segments	1
Net sales					$ 405,706,000	$ 786,459,000	$ 188,467,000	$ 367,668,000	$ 70,215,000	$ 141,681,000	$ 31,978,000	$ 61,946,000	$ 36,871,000	$ 61,814,000	$ 20,499,000	$ 40,911,000	$ 19,518,000	$ 37,323,000	$ 16,558,000	$ 33,330,000	$ 21,600,000	$ 41,786,000	$ 334,821,000	$ 648,403,000	$ 121,275,000	$ 234,944,000	$ 70,301,000	$ 141,340,000	$ 31,274,000	$ 60,060,000	$ 35,345,000	$ 61,330,000	$ 20,629,000	$ 40,700,000	$ 19,072,000	$ 36,668,000	$ 15,803,000	$ 32,144,000	$ 21,122,000	$ 41,217,000

ACCOUNTS RECEIVABLE (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 28, 2013
Successor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 528
Charged to Expense	1,214
Allowance for Doubtful Accounts Receivable, Charge-offs, Net of Recoveries	(136)
Ending Balance	$ 1,606

MERGER (Details) (Merger Agreement [Member], USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Merger Agreement [Member]
Business Acquisition [Line Items]
Total sources	$ 1,204,428
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
Rollover of equity and stock options and accelerated share-based compensation	44,194
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net Cash Used to Fund Transaction	(90,538)
Merger Related Costs and Net Cash Used to Fund Transaction	(452,185)
Equals purchase price consideration to be allocated	796,437
Cash and Cash Equivalents	17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts Payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	(112,277)
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Intangible Assets, Including Goodwill	908,714
Total purchase price	$ 796,437

ACQUISITION (Details) (USD $)	0 Months Ended
Dec. 11, 2012
Interline New Jersey [Member] | JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	$ 82,500,000
Number of Distribution Centers	16
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable	24,765,000
Inventories	20,460,000
Prepaid expenses and other current assets	4,462,000
Property and equipment	4,822,000
Goodwill	18,179,000
Intangible Assets	32,600,000
Other assets	37,000
Total assets acquired	105,325,000
Current liabilities	9,456,000
Other liabilities	13,369,000
Total liabilities assumed	22,825,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 82,500,000
JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Maximum term from date of merger fair values determined	1 year

SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $)	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,298,000	$ 2,532,000	$ 1,499,000	$ 2,668,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 13,900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 11 months 1 day

SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (USD $)	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 29, 2012 Stock Options [Member] Predecessor [Member]	Jun. 29, 2012 Stock Options [Member] Predecessor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Stock Options [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Jun. 29, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]	Jun. 29, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	34,328	241,489	13,799	4,348	4,939	4,348	8,860
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.14	$ 7.84		$ 122.03	$ 121.96	$ 123.39	$ 123.55
Stock price				$ 255	$ 255	$ 255	$ 255
Expected volatility				48.90%	49.00%	48.60%	48.60%	43.50%	43.50%
Expected dividends				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate				1.10%	1.10%	1.10%	1.20%	0.80%	0.90%
Expected life (in years)				6 years 3 months 6 days	6 years 3 months 6 days	6 years 6 months 0 days	6 years 6 months 0 days	5 years	5 years

SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Options [Member], USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			34,328	241,489	13,799
Shares
Outstanding, beginning balance (in shares)					198,753
Forfeited (in shares)					1,266
Outstanding, ending balance (in shares)					211,286
Vested or expected to vest at end of period (in shares)					209,381
Exercisable at period end (in shares)					65,079
Exercised in period	0	0	78,610	155,369
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)					$ 219.72
Granted, weighted average exercise price (in dollars per share)					$ 255
Forfeited, weighted average exercise price (in dollars per share)					$ 255
Outstanding, ending balance, weighted average exercise price (in dollars per share)					$ 221.81
Vested or expected to vest at end of period, weighted average exercise price (in dollars per share)					$ 221.51
Exercisable at period end, weighted average exercise price (in dollars per share)					$ 147.24
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term					7 years 7 months 18 days
Vested or expected to vest at period end, weighted average remaining contractual term					7 years 7 months 18 days
Exercisable at period end, weighted average remaining contractual term					3 years 9 months 6 days
Outstanding, aggregate instrinsic value					$ 7,013,000
Vested or expected to vest at end of period, aggregate instrinsic value					7,013,000
Exercisable at period end, aggregate instrinsic value					7,013,000
Exercised in period, intrinsic value			$ 600,000	$ 1,400,000

COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $)	Jun. 28, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	May 10, 2011 Minimum [Member] Pending Litigation [Member]	May 10, 2011 Maximum [Member] Pending Litigation [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	$ 8,700,000	$ 8,900,000
Statutory damages sought			$ 500	$ 1,500

GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 28, 2013
Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company	$ 0
Successor [Member] | Parent Company (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company	$ 15,000
Guarantor Subsidiaries | Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership	100.00%

GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Jun. 29, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Jun. 29, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries	Jun. 29, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Jun. 29, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Jun. 28, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	Jun. 28, 2013 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Jun. 28, 2013 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Jun. 28, 2013 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Jun. 28, 2013 Successor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents	$ 17,505	$ 97,582	$ 97,099	$ 1,455	$ 0	$ 0	$ 13,803	$ 97,511	$ 97,061	$ 2,247	$ 71	$ 38	$ 0	$ 0	$ 0	$ 10,112	$ 17,505	$ 980	$ 1,455	$ 7,401	$ 13,803	$ 1,731	$ 2,247	$ 0	$ 0
Accounts receivable - trade, net	157,487			0			134,269			23,218			0			179,648	157,487	0		153,758		25,890		0
Inventories	249,551			0			225,829			23,722			0			264,920	249,551	0		241,394		23,526		0
Intercompany receivable	0			18,384			4,878			0			(23,262)			0		18,074		0		8,856		(26,930)
Other current assets	66,776			38,104			24,297			4,545			(170)			60,858		25,964		44,234		3,271		(12,611)
Total current assets	491,319			57,943			403,076			53,732			(23,432)			515,538	491,319	45,018		446,787		63,274		(39,541)
Property and equipment, net	61,747			0			56,926			4,821			0			60,387	61,747	0		56,169		4,218		0
Goodwill	501,493			0			346,025			18,179			137,289			501,493	501,493	0		346,025		18,179		137,289
Other intangible assets, net	476,888			16,070			135,038			32,600			293,180			461,054	476,888	15,240		130,520		32,394		282,900
Investment in subsidiaries	0			803,267			99,321			0			(902,588)			0		796,948		102,091		0		(899,039)
Other assets	9,586			0			2,174			7,412			0			9,822	9,586	0		2,356		7,804		(338)
Total assets	1,541,033			877,280			1,042,560			116,744			(495,551)			1,548,294	1,541,033	857,206		1,083,948		125,869		(518,729)
Current Liabilities:
Accounts payable	113,603			0			106,051			7,552			0			125,519	113,603	0		112,304		13,215		0
Accrued expenses and other current liabilities	67,608			33,999			32,408			4,852			(3,651)			67,704		16,915		56,003		10,454		(15,668)
Intercompany payable	0			0			18,384			4,878			(23,262)			0		0		26,930		0		(26,930)
Current portion of capital leases	521			0			521			0			0			362	521	0		362		0		0
Total current liabilities	181,732			33,999			157,364			17,282			(26,913)			193,585	181,732	16,915		195,599		23,669		(42,598)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	814,220			365,000			427,726			0			21,494			815,047		365,000		430,102		0		19,945
Other liabilities	187,611			120,811			69,011			141			(2,352)			179,636		115,265		66,953		109		(2,691)
Total liabilities	1,183,563			519,810			654,101			17,423			(7,771)			1,188,268	1,183,563	497,180		692,654		23,778		(25,344)
Stockholders' equity	357,470			357,470			388,459			99,321			(487,780)			360,026	357,470	360,026		391,294		102,091		(493,385)
Total liabilities and stockholders' equity	$ 1,541,033			$ 877,280			$ 1,042,560			$ 116,744			$ (495,551)			$ 1,548,294	$ 1,541,033	$ 857,206		$ 1,083,948		$ 125,869		$ (518,729)

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 28, 2013		Jun. 29, 2012		Jun. 28, 2013		Jun. 29, 2012
Operating Expenses:
Comprehensive income (loss)	$ 908		$ 8,862		$ (726)		$ 16,474
Successor [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	405,706				786,459
Cost of sales	267,373				516,430
Gross profit	138,333				270,029
Operating Expenses:
Selling, general and administrative expenses	108,056				217,236
Depreciation and amortization	12,694				25,052
Merger related expenses	189				972
Operating income (loss)	17,394				26,769
Temporary Equity, Interest in Subsidiary Earnings	0				0
Interest and other (expense) income, net	(15,508)				(30,802)
Income (loss) before income taxes	1,886				(4,033)
Income tax provision (benefit)	714				(3,725)
Net (loss) income	1,172				(308)
Net income (loss) attributable to common stockholders	1,172				(308)
Foreign currency translation adjustments	(264)		(159)		(418)		(12)
Comprehensive income (loss)	908				(726)
Successor [Member] | Parent Company (Guarantor)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	0				0
Cost of sales	0				0
Gross profit	0				0
Operating Expenses:
Selling, general and administrative expenses	101				131
Depreciation and amortization	0				0
Merger related expenses	45				55
Operating income (loss)	(146)				(186)
Temporary Equity, Interest in Subsidiary Earnings	(5,384)				(6,568)
Interest and other (expense) income, net	(9,641)				(19,258)
Income (loss) before income taxes	(4,403)				(12,876)
Income tax provision (benefit)	(5,575)				(12,568)
Net (loss) income	1,172				(308)
Foreign currency translation adjustments	(264)				(418)
Comprehensive income (loss)	908				(726)
Successor [Member] | Subsidiary Issuer
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	342,862				664,156
Cost of sales	220,019				424,086
Gross profit	122,843				240,070
Operating Expenses:
Selling, general and administrative expenses	100,458				201,904
Depreciation and amortization	6,815				13,534
Merger related expenses	144				917
Operating income (loss)	15,426				23,715
Temporary Equity, Interest in Subsidiary Earnings	(5,140)				(9,911)
Interest and other (expense) income, net	(7,438)				(14,908)
Income (loss) before income taxes	13,128				18,718
Income tax provision (benefit)	3,080				2,993
Net (loss) income	10,048				15,725
Foreign currency translation adjustments	(264)				(418)
Comprehensive income (loss)	9,784				15,307
Successor [Member] | Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	62,844				122,303
Cost of sales	47,354	[1]			92,344	[1]
Gross profit	15,490	[1]			29,959	[1]
Operating Expenses:
Selling, general and administrative expenses	7,293	[1]			14,775	[1]
Depreciation and amortization	459				884
Merger related expenses	0	[1]			0	[1]
Operating income (loss)	7,738	[1]			14,300	[1]
Temporary Equity, Interest in Subsidiary Earnings	0				0
Interest and other (expense) income, net	611	[1]			1,461	[1]
Income (loss) before income taxes	8,349	[1]			15,761	[1]
Income tax provision (benefit)	3,209	[1]			5,850	[1]
Net (loss) income	5,140	[1]			9,911	[1]
Foreign currency translation adjustments	0	[1]			0	[1]
Comprehensive income (loss)	5,140	[1]			9,911	[1]
Successor [Member] | Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	0				0
Cost of sales	0				0
Gross profit	0				0
Operating Expenses:
Selling, general and administrative expenses	204				426
Depreciation and amortization	5,420				10,634
Merger related expenses	0				0
Operating income (loss)	(5,624)				(11,060)
Temporary Equity, Interest in Subsidiary Earnings	10,524				16,479
Interest and other (expense) income, net	960				1,903
Income (loss) before income taxes	(15,188)				(25,636)
Income tax provision (benefit)	0				0
Net (loss) income	(15,188)				(25,636)
Foreign currency translation adjustments	264				418
Comprehensive income (loss)	(14,924)				(25,218)
Predecessor [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			334,821				648,403
Cost of sales			213,768				411,739
Gross profit			121,053				236,664
Operating Expenses:
Selling, general and administrative expenses			91,972				183,489
Depreciation and amortization			6,351				12,659
Merger related expenses			2,185				2,185
Other Operating Income			0				0
Operating income (loss)			20,545				38,331
Temporary Equity, Interest in Subsidiary Earnings			0				0
Interest and other (expense) income, net			(5,636)				(11,090)
Income (loss) before income taxes			14,909				27,241
Income tax provision (benefit)			5,888				10,755
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			0				0
Net income (loss) attributable to common stockholders			9,021				16,486
Foreign currency translation adjustments			(159)				(12)
Comprehensive income (loss)			8,862				16,474
Predecessor [Member] | Parent Company (Guarantor)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0				0
Gross profit			0				0
Operating Expenses:
Selling, general and administrative expenses			0				0
Depreciation and amortization			0				0
Merger related expenses			0				0
Other Operating Income			0				0
Operating income (loss)			0				0
Temporary Equity, Interest in Subsidiary Earnings			(9,021)				(16,486)
Interest and other (expense) income, net			0				0
Income (loss) before income taxes			9,021				16,486
Income tax provision (benefit)			0				0
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			0				0
Net income (loss) attributable to common stockholders			9,021				16,486
Foreign currency translation adjustments			0				0
Comprehensive income (loss)			9,021				16,486
Predecessor [Member] | Subsidiary Issuer
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			334,821				648,403
Cost of sales			213,768				411,739
Gross profit			121,053				236,664
Operating Expenses:
Selling, general and administrative expenses			96,984				193,199
Depreciation and amortization			6,351				12,659
Merger related expenses			2,185				2,185
Other Operating Income			0				0
Operating income (loss)			15,533				28,621
Temporary Equity, Interest in Subsidiary Earnings			(3,680)				(7,266)
Interest and other (expense) income, net			(6,460)				(12,818)
Income (loss) before income taxes			12,753				23,069
Income tax provision (benefit)			3,732				6,583
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			(36,091)				(70,965)
Net income (loss) attributable to common stockholders			(27,070)				(54,479)
Foreign currency translation adjustments			(159)				(12)
Comprehensive income (loss)			(27,229)				(54,491)
Predecessor [Member] | Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0	[1]			0	[1]
Gross profit			0	[1]			0	[1]
Operating Expenses:
Selling, general and administrative expenses			7	[1]			8	[1]
Depreciation and amortization			0	[1]			0	[1]
Merger related expenses			0	[1]			0	[1]
Other Operating Income			(5,019)	[1]			(9,718)	[1]
Operating income (loss)			5,012	[1]			9,710	[1]
Temporary Equity, Interest in Subsidiary Earnings			0				0
Interest and other (expense) income, net			824	[1]			1,728	[1]
Income (loss) before income taxes			5,836	[1]			11,438	[1]
Income tax provision (benefit)			2,156	[1]			4,172	[1]
Net (loss) income			3,680	[1]			7,266	[1]
Dividends, Preferred Stock			0	[1]			0	[1]
Net income (loss) attributable to common stockholders			3,680	[1]			7,266	[1]
Foreign currency translation adjustments			0	[1]			0	[1]
Comprehensive income (loss)			3,680	[1]			7,266	[1]
Predecessor [Member] | Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0				0
Gross profit			0				0
Operating Expenses:
Selling, general and administrative expenses			(5,019)				(9,718)
Depreciation and amortization			0				0
Merger related expenses			0				0
Other Operating Income			5,019				9,718
Operating income (loss)			0				0
Temporary Equity, Interest in Subsidiary Earnings			12,701				23,752
Interest and other (expense) income, net			0				0
Income (loss) before income taxes			(12,701)				(23,752)
Income tax provision (benefit)			0				0
Net (loss) income			(12,701)				(23,752)
Dividends, Preferred Stock			36,091				70,965
Net income (loss) attributable to common stockholders			23,390				47,213
Foreign currency translation adjustments			0				0
Comprehensive income (loss)			$ 23,390				$ 47,213

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member] Parent Company (Guarantor)	Jun. 28, 2013 Successor [Member] Subsidiary Issuer	Jun. 28, 2013 Successor [Member] Guarantor Subsidiaries	Jun. 28, 2013 Successor [Member] Consolidating Adjustments	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member] Parent Company (Guarantor)	Jun. 29, 2012 Predecessor [Member] Subsidiary Issuer	Jun. 29, 2012 Predecessor [Member] Guarantor Subsidiaries	Jun. 29, 2012 Predecessor [Member] Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 786,459	$ 0	$ 664,156	$ 122,303	$ 0	$ 648,403	$ 0	$ 648,403	$ 0	$ 0
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	147	(10,207)	(11,988)	22,342	0	8,496	0	714	7,782	0
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(10,595)	0	(10,355)	(240)	0	(7,670)	0	(7,670)	0	0
Proceeds from Dividends Received						0	1,439	0	0	(1,439)
Cash Dividends Paid to Parent Company	0	15,000	0	0	(15,000)
Other						0	0	7,749	0	(7,749)
Net cash used in investing activities	(10,595)	15,000	(10,355)	(240)	(15,000)	(7,670)	1,439	79	0	(9,188)
Cash Flows from Financing Activities:
Increase (decrease) in purchase card payable, net	472	0	472	0	0	(1,781)	0	(1,781)	0	0
Proceeds from ABL Facility	74,000	0	74,000	0	0	0
Payments on ABL Facility	71,500	0	71,500	0	0	0
Payment of debt financing costs	178	178	0	0	0	1
Payments on capital lease obligations	(282)	0	(282)	0	0	(354)	0	(354)	0	0
Purchases of treasury stock	0					(1,448)	(1,439)	(9)	0	0
Proceeds from issuance of common stock	750	750	0	0	0	0
Dividends paid to parent company	0	0	(15,000)	0	15,000	0	0	(1,439)	0	1,439
Proceeds from (Payments for) Other Financing Activities						3,251	0	3,251	(7,749)	7,749
Intercompany activity	0	(5,840)	28,458	(22,618)	0
Net cash provided by (used in) financing activities	3,262	(5,268)	16,148	(22,618)	15,000	(332)	(1,439)	(332)	(7,749)	9,188
Effect of exchange rate changes on cash and cash equivalents	(207)	0	(207)	0	0	(11)	0	(11)	0	0
Net (decrease) increase in cash and cash equivalents	(7,393)	(475)	(6,402)	(516)	0	483	0	450	33	0
Cash and cash equivalents at beginning of period	17,505	1,455	13,803	2,247	0	97,099	0	97,061	38	0
Cash and cash equivalents at end of period	$ 10,112	$ 980	$ 7,401	$ 1,731	$ 0	$ 97,582	$ 0	$ 97,511	$ 71	$ 0